FINANCIAL INSTRUMENTS - Net investment hedge (Details) R$ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 USD ($)
Net investment hedge
Unrealized gain (loss) on net investment hedge, net of tax | R$	R$ (1,491,534)	R$ (148,560)	R$ 1,679,312
Ten/Thirty Years Bonds
Net investment hedge
Liabilities (not designated as hedges) at fair value through income statement				$ 0.3
Ten/Thirty Years Bonds | Hedges of net investment in foreign operations
Net investment hedge
Hedging instrument, liabilities				1.8
Unrealized gain (loss) on net investment hedge, net of tax | R$	R$ 1,491,534	R$ 148,560
Ten/Thirty Years Bonds | Gerdau Acominas S.A. and subsidiary | Hedges of net investment in foreign operations
Net investment hedge
Hedging instrument, liabilities				$ 0.1